REVENUE AND OTHER INCOME - Operations by business segment (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Operating Segments (Line Items)
Total revenues	¥ 50,107	¥ 39,787
Total cost of revenues	56,610	38,848
Operating segments | Revenues
Disclosure Of Operating Segments (Line Items)
Total revenues	50,107	39,787
Operating segments | Revenues | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Total revenues	42,186	39,787
Operating segments | Revenues | Sale of software use right
Disclosure Of Operating Segments (Line Items)
Total revenues	7,921
Operating segments | Cost of revenues
Disclosure Of Operating Segments (Line Items)
Total cost of revenues	56,610	38,848
Operating segments | Cost of revenues | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Total cost of revenues	53,790	38,848
Operating segments | Cost of revenues | Sale of software use right
Disclosure Of Operating Segments (Line Items)
Total cost of revenues	2,820
Operating segments | Operating costs and expenses
Disclosure Of Operating Segments (Line Items)
Total operating costs and expenses	64,259	112,362
Operating segments | Operating costs and expenses | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Total operating costs and expenses	50,709	112,362
Operating segments | Operating costs and expenses | Sale of software use right
Disclosure Of Operating Segments (Line Items)
Total operating costs and expenses	1,977
Operating segments | Operating costs and expenses | Other
Disclosure Of Operating Segments (Line Items)
Total operating costs and expenses	11,573
Operating segments | Loss (income) from operations
Disclosure Of Operating Segments (Line Items)
Loss (income) from operations	70,769	111,508
Operating segments | Loss (income) from operations | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Loss (income) from operations	68,094	¥ 111,508
Operating segments | Loss (income) from operations | Sale of software use right
Disclosure Of Operating Segments (Line Items)
Loss (income) from operations	(3,115)
Operating segments | Loss (income) from operations | Other
Disclosure Of Operating Segments (Line Items)
Loss (income) from operations	5,790
Operating segments | Segment assets
Disclosure Of Operating Segments (Line Items)
Total assets	179,459		¥ 225,386
Operating segments | Segment assets | Sale of tile products
Disclosure Of Operating Segments (Line Items)
Total assets	134,010		¥ 225,386
Operating segments | Segment assets | Sale of software use right
Disclosure Of Operating Segments (Line Items)
Total assets	17,956
Operating segments | Segment assets | Other
Disclosure Of Operating Segments (Line Items)
Total assets	¥ 27,493